Annual Fund Operating Expenses	Jun. 30, 2021
Delaware Ivy VIP Asset Strategy | Class I
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.77%
Fee waivers and expense reimbursements	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.62%
Delaware Ivy VIP Asset Strategy | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Delaware Ivy VIP Balanced | Class II
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Acquired Fund Fees and Expenses	0.01%	[2]
Total annual fund operating expenses	1.03%	[3]

[1]	From November 23, 2021 through November 23, 2022, Delaware Management Company (Manager), the Portfolio’s investment manager, the Distributor, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.62% for Class I shares and 0.87% for Class II shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[2]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Affiliated Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Affiliated Fund for the Portfolio's most recent fiscal period. These expenses are not direct costs paid by Portfolio shareholders, and are not used to calculate the Portfolio's NAV.
[3]	The Total Annual Portfolio Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.